Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities
Net earnings	$ 107,517	$ 88,002	$ 95,274
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	75,745	66,202	50,894
Amortization	16,620	14,568	12,743
Share-based compensation expense	21,946	15,312	11,756
Amortization of discount on convertible debt and debt issuance costs	12,550	10,057
Losses (gains) on foreign currency remeasurements and transactions	3,155	850	(1,275)
Earnings from equity investments	(3,214)	(3,594)	(744)
Deferred income taxes	(10,462)	945	(1,184)
Increase (decrease) in cash from changes in (net of effects of acquisitions):
Accounts receivable	(50,764)	(21,044)	(26,247)
Inventories	(36,392)	(38,732)	(24,992)
Accounts payable	15,999	17,436	6,704
Contract liabilities	15,889	1,168	2,345
Income taxes	366	7,380	735
Other operating net assets	9,520	2,464	(7,393)
Net cash provided by operating activities	178,475	161,014	118,616
Cash Flows from Investing Activities
Additions to property, plant & equipment	(137,122)	(153,438)	(138,517)
Purchases of businesses, net of cash acquired	(83,067)	(80,503)	(40,015)
Purchases of equity investments	(4,480)	(52,056)
Other investing activities	693	1,047	1,291
Net cash used in investing activities	(223,976)	(284,950)	(177,241)
Cash Flows from Financing Activities
Proceeds from issuance of 0.25% convertible senior notes due 2022		345,000
Proceeds from borrowings under Credit Facility	150,000	100,000	129,000
Proceeds from exercises of stock options	8,698	10,469	15,092
Payments on borrowings under Credit Facility	(135,000)	(292,000)	(25,000)
Payments in satisfaction of employees' minimum tax obligations	(7,092)	(6,564)	(4,136)
Debt issuance costs	(5,589)	(10,061)	(1,384)
Payments on earnout considerations	(4,524)		(2,000)
Purchases of treasury stock	(1,616)	(49,875)
Net cash provided by financing activities	4,877	96,969	111,572
Effect of exchange rate changes on cash and cash equivalents	(1,542)	2,117	496
Net (decrease) increase in cash and cash equivalents	(42,166)	(24,850)	53,443
Cash and Cash Equivalents at Beginning of Period	247,038	271,888	218,445
Cash and Cash Equivalents at End of Period	204,872	247,038	271,888
Non cash transactions:
Purchases of business - earnout consideration recorded in other accrued liabilities	4,397		2,250
Capital lease obligation incurred on facility lease			25,000
Additions to property, plant & equipment included in accounts payable and accrued liabilities	$ 10,986	$ 12,313	$ 4,428